Document and Entity Information	May 05, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 05, 2023
Entity File Number	001-15781
Entity Registrant Name	BERKSHIRE HILLS BANCORP, INC.
Entity Central Index Key	0001108134
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	04-3510455
Entity Address, Address Line One	60 State Street
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02109
City Area Code	800
Local Phone Number	773-5601
Title of 12(b) Security	Common stock, par value $0.01 per share
Trading Symbol	BHLB
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false